Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity - Assets Acquired (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Goodwill	$ 18,964,000	$ 18,964,000	$ 18,964,000			$ 241,000
EverOn Energy LLC [Member]
Goodwill	18,964,000	18,964,000	18,964,000		$ 19,000,000
Total Fair Value of Invested Capital	56,944,000	56,944,000	56,944,000
Finite lived intangible assets	37,041,000	37,518,000	37,518,000	$ 37,980,000
Finite lived intangible assets, annual amortization				$ 1,877,000
Customer Relationships [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 26,190,000	$ 26,200,000	$ 26,190,000
Finite lived intangible assets, useful life (Year)	24 years	24 years	24 years	24 years
Finite lived intangible assets	$ 25,644,000	$ 25,920,000	$ 25,920,000	$ 26,190,000
Finite lived intangible assets, annual amortization		1,091,000	1,091,000	$ 1,091,000
Favorable Contracts [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 10,930,000	$ 10,900,000	$ 10,930,000
Finite lived intangible assets, useful life (Year)	15 years	15 years	15 years	15 years
Finite lived intangible assets	$ 10,566	$ 10,750,000	$ 10,750,000	$ 10,930,000
Finite lived intangible assets, annual amortization		729,000	729,000	$ 729,000
Software, Internally Developed [Member] | EverOn Energy LLC [Member]
Intangible Asset, Finite-Lived, Acquired	$ 860,000	$ 900,000	$ 860,000
Finite lived intangible assets, useful life (Year)	15 years	15 years	15 years	15 years
Finite lived intangible assets	$ 831,000	$ 848,000	$ 848,000	$ 860,000
Finite lived intangible assets, annual amortization		$ 57,000	$ 57,000	$ 57,000